Average Annual Total Returns - Cohen & Steers Alternative Income Fund, Inc.	Mar. 01, 2021
LinkedBlendedBenchmark [Member]
Average Annual Return:
1 Year	(1.20%)
5 Years	7.79%
10 Years	9.52%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.73%
10 Years	10.50%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	(10.36%)
5 Years	5.81%
10 Years	8.22%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(11.36%)
5 Years	2.57%
10 Years	5.79%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(5.82%)
5 Years	4.05%
10 Years	6.25%
Class C
Average Annual Return:
1 Year	(7.66%)
5 Years	6.10%
10 Years	8.02%
Class I
Average Annual Return:
1 Year	(5.79%)
5 Years	7.17%
10 Years	9.11%
Class R
Average Annual Return:
1 Year	(6.27%)
5 Years	6.63%
10 Years		[1]
Inception Date	Oct. 01, 2014
Class Z
Average Annual Return:
1 Year	(5.79%)
5 Years	7.17%
10 Years		[1]
Inception Date	Oct. 01, 2014

[1]

The inception date for Class R and Class Z shares is October 1, 2014. Since inception and through December 31, 2020, Class R shares and Class Z shares had a return before taxes of 5.59% and 6.12%, respectively.